Note 4 - Equipment (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Equipment [Abstract]
Property, Plant and Equipment

The following table summarizes the value of the Company’s equipment as of December 31, 2019 and 2018:

	As of December 31,
	2019	2018
Computer equipment	$98,307	$186,456
Lab equipment	39,651	448,198
Furniture	3,100	500,201
	141,058	1,134,855
Less accumulated depreciation	(125,544)	(1,107,108)
Equipment, net	$15,514	$27,747